Related Party Transactions And Balances - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Mar. 31, 2025
Mr. Haogang Yang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Director of the Company
Mr. Yuchao Lu [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Directly holds a 5.05% equity interest in the Company
Lianyungang Zongteng Film Studio [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Yuchao Lu
Mori Enterprise Management (Beijing) Partnership [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd. [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Controlled by Mr. Haogang Yang
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Ms. Yang Li is the Finance Controller of Mofy Hainan